Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 130,887	$ 78,995	$ 56,716
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	44,543	44,756	45,282
Compensation relating to equity awards granted	9,876	6,356	3,816
Decrease (increase) in liability for employee rights upon retirement, net	1,028	943	(113)
Long-term loans discount amortization		1,866	897
Deferred financing costs amortization	479	5,692	2,010
Deferred income taxes	(29,241)	(2,693)	(2,024)
Amortization of premium and accretion of discount on marketable securities, net	167	145	145
Equity in earnings of Frontline, net of dividends received	(727)	1,261	(540)
Other	127	751	1,014
Gain from PixCell step acquisition	(478)
GAIN FROM THE SALE OF THE THERMAL PRODUCTS BUSINESS			(628)
Gain from release of AMST earn-out of payment obligation	(1,471)
Increase in accounts receivable:
Trade	(36,496)	(41,607)	(37,067)
Other	(10,568)	(2,921)	(5,507)
Increase in accounts payable and accruals:
Trade	24,030	6,898	353
Other (including other long-term tax liabilities)	36,845	7,994	13,915
Increase (decrease) in deferred income	8,869	(1,056)	(7,770)
Decrease (increase) in inventories	(47,914)	1,080	18,765
Net cash provided by operating activities	129,956	108,460	89,264
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(24,445)	(23,550)	(19,348)
Purchase of intellectual property	(700)
Proceeds from sale of property, plant and equipment	157
Consideration received from the sale of the Thermal Products Business		12,000	10,000
Withdrawal (deposit) of bank deposits	(3,326)	8,761	450
Purchase of marketable securities	(1,994)	(5,553)	(1,099)
Redemption and sale of marketable securities	1,004	4,337	821
Investment in equity method investee		(1,000)	(1,500)
Step acquisition of subsidiary consolidated for the first time	102
Acquisition of AMST		(6,429)
Withdrawal (deposit) of funds in respect of employee rights upon retirement	(1,250)	249	510
Net cash used in investing activities	(30,452)	(11,185)	(10,166)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term loan		(239,635)	(59,615)
Repayment of bank loan	(16,364)	(20,000)
Bank loan, net of financing costs		108,031
Issuance of shares, net		99,962
Share options exercised	3,884	7,427	9,869
Net cash used in financing activities	(12,480)	(44,215)	(49,746)
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	87,024	53,060	29,352
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	228,779	175,719	146,367
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	315,803	228,779	175,719
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,489	6,722	14,278
Income taxes paid	18,395	16,451	10,138
Income taxes refunded	499	385	519
Receivable on account of the sale of the Thermal Products Business			12,000
Purchase of property, plant and equipment on credit	$ 1,829	$ 399	$ 2,041